10. EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments Tables
Condors financial information

The Company’s total investment in Condor at December 31, 2012 was $160,353, after recording its share of Condor’s losses for the year ended December 31, 2012 of $428,100.

	December 31,	December 31,
Description	2012	2011
Beginning balance	$588,453	$-
Contributions	-	614,328
Equity in net loss at 20%	(428,100)	(25,875)
	-	-
Ending balance	$160,353	$588,453

White Hawks financial information

The Company’s total investment in White Hawk at December 31, 2012 was $1,937,981 after recording its share of White Hawk’s income for the year ended December 31, 2012 of $70,488.

Description	December 31, 2012

Beginning balance	$-
Contribution of properties	3,734,986
Sale of equity investment	(1,867,493)
Equity in net earnings at 50%	70,488
Ending balance	$1,937,981